Retirement Plans (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income [Abstract]
Total recognized in OCI, Net of Tax Amount	$ (151)	$ (1,092)	$ 2,308
Pension Plans [Member]
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income [Abstract]
Net (gain) loss and other arising during period, Gross Amount	7	(1,350)
Other Comprehensive Income Loss Amortization Adjustment From AOCI Pension And Other Postretirement Benefit Plans For Net Prior Service Cost Credit Before Tax	115	114
Other Comprehensive Income Loss Reclassification Adjustment From AOCI Pension And Other Postretirement Benefit Plans For Net Gain Loss Before Tax	(382)	(516)
Total recognized in OCI, Gross Amount	(260)	(1,752)
Net (gain) loss and other arising during period, Net of Tax Amount	8	(840)
Other Comprehensive Income Loss Amortization Adjustment From AOCI Pension And Other Postretirement Benefit Plans For Net Prior Service Cost Credit Net Of Tax	69	66
Other Comprehensive Income Loss Reclassification Adjustment From AOCI Pension And Other Postretirement Benefit Plans For Net Gain Loss Net Of Tax	(231)	(297)
Total recognized in OCI, Net of Tax Amount	(154)	(1,071)
Postretirement Healthcare Plans [Member]
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income [Abstract]
Net (gain) loss and other arising during period, Gross Amount	5	(17)
Total recognized in OCI, Gross Amount	5	(17)
Net (gain) loss and other arising during period, Net of Tax Amount	3	(21)
Total recognized in OCI, Net of Tax Amount	$ 3	$ (21)